NOTE 6 - LEASES (Details) - USD ($)	5 Months Ended	9 Months Ended
	Aug. 31, 2018	May 31, 2019
Leases [Abstract]
Borrowing rate		5.00%
Operating lease expenses	$ 0	$ 162,462